Document and Entity Information Document	May 16, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	May 16, 2023
Document Period End Date	May 16, 2023
Amendment Flag	false
Entity Registrant Name	Dakota Gold Corp.
Entity Address, Address Line One	106 Glendale Drive, Suite A,
Entity Address, City or Town	Lead
Entity Address, State or Province	SD
Entity Address, Country	US
Entity Address, Postal Zip Code	57754
Entity Incorporation, State Country Name	NV
City Area Code	605
Local Phone Number	906-8363
Entity File Number	001-41349
Entity Central Index Key	0001852353
Entity Emerging Growth Company	true
Entity Tax Identification Number	85-3475290
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31
NYSE MKT LLC [Member] | Common Stock, par value $0.001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DC
Security Exchange Name	NYSEAMER
NYSE MKT LLC [Member] | Warrants, each warrant exercisable for one share of the Registrant's common stock at an exercise price of $2.08 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of the Registrant's common stock at an exercise price of $2.08
Trading Symbol	DC.WS
Security Exchange Name	NYSEAMER